Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Aeneas Group Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Amounts due to related parties, Current	$ 79,180	$ 79,180
Jurchen Investment Corporation [Member]
Non-current
Amounts due to related parties, Non-current	$ 3,148,500	$ 3,058,500